Goodwill and Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill, Impairment Loss			$ 942
Weighted Average Amortization Period	6 years
Goodwill, Impaired, Accumulated Impairment Loss	24,845
Finite Lived Intangible Assets Amortization Expenses	$ 26,575	$ 21,997	$ 17,631
Customer Relationships [Member]
Weighted Average Amortization Period	5 years
Other Intangible Assets [Member]
Weighted Average Amortization Period	7 years